Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Subject to Amortization

Intangible Assets – Intangible assets subject to amortization consisted of the following:

	As of March 31, 2024 (unaudited)			As of December 31, 2023
	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	$17,333	$(17,333)	$-	$17,333	$(17,333)	$-
Trade name	5,181	(1,610)	3,571	5,181	(1,547)	3,634
Brand name	12,115	(2,671)	9,444	12,774	(2,374)	10,400
Subscriber relationships	2,150	(1,187)	963	2,150	(1,121)	1,029
Advertiser relationships	14,519	(3,158)	11,361	15,182	(2,832)	12,350
Database	1,140	(1,140)	-	1,140	(1,140)	-
Digital content	355	(355)	-	355	(311)	44
Total intangible assets	$52,793	$(27,454)	$25,339	$54,115	$(26,658)	$27,457

Intangible assets subject to amortization consisted of the following:

	As of December 31, 2023				As of December 31, 2022
	Weighted Average Useful Life (in years)	Carrying Amount	Accumulated Amortization	Net Carrying Amount	Carrying Amount	Accumulated Amortization	Net Carrying Amount
Developed technology	4.70	$17,333	$(17,333)	$-	$17,333	$(14,883)	$2,450
Trade name	16.10	5,181	(1,547)	3,634	5,380	(1,180)	4,200
Brand name	9.70	12,774	(2,374)	10,400	12,115	(908)	11,207
Subscriber relationships	5.10	73,459	(61,654)	11,805	73,459	(47,146)	26,313
Advertiser relationships	10.20	15,182	(2,832)	12,350	15,302	(1,368)	13,934
Database	3.00	2,397	(2,171)	226	2,397	(1,753)	644
Digital content	2.00	355	(311)	44	355	(133)	222
Total intangible assets		$126,681	$(88,222)	$38,459	$126,341	$(67,371)	$58,970

Schedule of Future Estimated Amortization expense For Intangible Assets

Estimated total amortization expense for the next five years and thereafter related to the Company’s intangible assets subject to amortization as of December 31, 2023 is as follows:

Years Ending December 31,
2024	$14,544
2025	3,427
2026	3,214
2027	3,214
2028	2,964
Thereafter	11,096
$38,459